American Beacon Frontier Markets Income Fund

Supplement dated April 14, 2022 to the

Summary Prospectus dated May 28, 2021

Mr. Gene L. Needles, Jr. no longer serves as a portfolio manager for the American Beacon Frontier Markets Income Fund (the “Fund”). Therefore, effective immediately, all references to Mr. Needles in the Fund’s Summary Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE